UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nelson Roberts Investment Advisors, LLC
Address: 1950 University Ave, Suite 202
         East Palo Alto, CA  94303

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Roberts
Title:     Member and Chief Compliance Officer
Phone:     (650) 322- 4000

Signature, Place, and Date of Signing:

 /s/ Brian Roberts     East Palo Alto, CA     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    66

Form 13F Information Table Value Total:    $127,934 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2741    36183 SH       SOLE                    36183        0        0
ADOBE SYS INC                  COM              00724F101     2491    83069 SH       SOLE                    83069        0        0
AEGON N V                      NY REGISTRY SH   007924103      120    20262 SH       OTHER                       0        0    20262
AKAMAI TECHNOLOGIES INC        COM              00971T101     3711    80814 SH       SOLE                    80814        0        0
ANALOG DEVICES INC             COM              032654105      113    12000 SH       OTHER                       0        0    12000
APPLE INC                      COM              037833100      315      995 SH       SOLE                      995        0        0
BOSTON SCIENTIFIC CORP         COM              101137107       94    15431 SH       OTHER                       0        0    15431
BP PLC                         SPONSORED ADR    055622104      205     5916 SH       SOLE                     5916        0        0
BROWN & BROWN INC              COM              115236101     2095    92738 SH       SOLE                    92738        0        0
CAVIUM NETWORKS INC            COM              14965A101     1564    42134 SH       SOLE                    42134        0        0
CHEVRON CORP NEW               COM              166764100     3213    44602 SH       SOLE                    44602        0        0
CISCO SYS INC                  COM              17275R102     2920   181700 SH       SOLE                   181700        0        0
COLGATE PALMOLIVE CO           COM              194162103     2460    31329 SH       SOLE                    31329        0        0
COSTCO WHSL CORP NEW           COM              22160K105     2955    52220 SH       SOLE                    52220        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     2407    33673 SH       SOLE                    33673        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2188    61089 SH       SOLE                    61089        0        0
EMERSON ELEC CO                COM              291011104     3223    75134 SH       SOLE                    75134        0        0
EXPEDITORS INTL WASH INC       COM              302130109     3061    63301 SH       SOLE                    63301        0        0
EXXON MOBIL CORP               COM              30231G102      579    14354 SH       SOLE                    14354        0        0
GENERAL ELECTRIC CO            COM              369604103      329    24325 SH       SOLE                    24325        0        0
GILEAD SCIENCES INC            COM              375558103       45    10000 SH       SOLE                    10000        0        0
INTEL CORP                     COM              458140100     1900   124241 SH       SOLE                   124241        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1520    22083 SH       SOLE                    22083        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     7481   159973 SH       SOLE                   159973        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     3284    71488 SH       SOLE                    71488        0        0
ISHARES TR                     S&P SMLCAP 600   464287804     3692    71882 SH       SOLE                    71882        0        0
JOHNSON & JOHNSON              COM              478160104      257     7070 SH       SOLE                     7070        0        0
JPMORGAN CHASE & CO            COM              46625H100     1518    46687 SH       SOLE                    46687        0        0
LINDSAY CORP                   COM              535555106     2547    43293 SH       SOLE                    43293        0        0
MARATHON OIL CORP              COM              565849106     1680    48947 SH       SOLE                    48947        0        0
MICROSOFT CORP                 COM              594918104     2556   106965 SH       SOLE                   106965        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     2373    44009 SH       SOLE                    44009        0        0
NUCOR CORP                     COM              670346105     2592    60083 SH       SOLE                    60083        0        0
ORACLE CORP                    COM              68389X105     3671   153937 SH       SOLE                   153937        0        0
PAYCHEX INC                    COM              704326107     3444   113911 SH       SOLE                   113911        0        0
PFIZER INC                     COM              717081103      255    17047 SH       SOLE                    17047        0        0
PITNEY BOWES INC               COM              724479100      120    21794 SH       OTHER                       0        0    21794
POWER INTEGRATIONS INC         COM              739276103     3180    79982 SH       SOLE                    79982        0        0
PRAXAIR INC                    COM              74005P104     1959    20714 SH       SOLE                    20714        0        0
QUALCOMM INC                   COM              747525103      230     6400 SH       SOLE                     6400        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     3109    47349 SH       SOLE                    47349        0        0
SCHLUMBERGER LTD               COM              806857108     3190    52736 SH       SOLE                    52736        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100      380    10052 SH       SOLE                    10052        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      930    30963 SH       SOLE                    30963        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      452    16028 SH       SOLE                    16028        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      439    12201 SH       SOLE                    12201        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      560     8453 SH       SOLE                     8453        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      564    36583 SH       SOLE                    36583        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      956    28665 SH       SOLE                    28665        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1600    66589 SH       SOLE                    66589        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     2340    91233 SH       SOLE                    91233        0        0
SIGMA ALDRICH CORP             COM              826552101     2150    34073 SH       SOLE                    34073        0        0
SMUCKER J M CO                 COM NEW          832696405     2705    41616 SH       SOLE                    41616        0        0
SPDR INDEX SHS FDS             ASIA PACIF ETF   78463X301     3614    43149 SH       SOLE                    43149        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      968     8110 SH       SOLE                     8110        0        0
SUN HYDRAULICS CORP            COM              866942105     1967    53064 SH       SOLE                    53064        0        0
TEXAS INSTRS INC               COM              882508104     2893   101422 SH       SOLE                   101422        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     2638    51713 SH       SOLE                    51713        0        0
TJX COS INC NEW                COM              872540109     2591    64440 SH       SOLE                    64440        0        0
TRAVELERS COMPANIES INC        COM              89417E109     2030    43787 SH       SOLE                    43787        0        0
US BANCORP DEL                 COM NEW          902973304      906    34359 SH       SOLE                    34359        0        0
VARIAN MED SYS INC             COM              92220P105     3038    45410 SH       SOLE                    45410        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2194    61680 SH       SOLE                    61680        0        0
VOLCANO CORPORATION            COM              928645100     3475   137928 SH       SOLE                   137928        0        0
WELLS FARGO & CO NEW           COM              949746101      937    31332 SH       SOLE                    31332        0        0
WELLS FARGO & CO NEW           COM              949746101      220     7088 SH       OTHER                       0        0     7088